PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022 1
Corporate Bonds 49 .6%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Arconic Corp.
6.125%, 02/15/28
(a)
340,000 340,194
Boeing Co. (The)
5.150%, 05/01/30 1,620,000 1,634,220
L3Harris Technologies, Inc.
4.400%, 06/15/28 400,000 404,420
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 661,741
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
939,000 934,788
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 428,939
Textron, Inc.
3.000%, 06/01/30 86,000 77,409
3.900%, 09/17/29 92,000 88,531
TransDigm, Inc.
6.250%, 03/15/26
(a)
2,996,000 3,008,377
8.000%, 12/15/25
(a)
464,000 480,290
Total 8,058,909
Airlines 1.3%
Air Canada
3.875%, 08/15/26
(a)
237,000 218,047
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
1,440,000 1,420,246
5.750%, 04/20/29
(a)
3,098,000 2,966,519
Delta Air Lines, Inc.
7.375%, 01/15/26 1,577,000 1,656,250
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
743,000 723,554
Southwest Airlines Co.
2.625%, 02/10/30 193,000 167,481
United Airlines, Inc.
4.375%, 04/15/26
(a)
522,000 502,555
4.625%, 04/15/29
(a)
2,360,000 2,175,199
Total 9,829,851
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 218,000 196,683
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 500,000 392,816
UDR, Inc.
Series MTN, 3.200%, 01/15/30 220,000 199,780
Total 789,279
Automotive 0.8%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
690,000 595,847
Aptiv PLC
4.350%, 03/15/29 100,000 96,574
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
611,000 616,543
Ford Motor Co.
3.250%, 02/12/32 1,462,000 1,219,706
4.346%, 12/08/26 667,000 657,094
Ford Motor Credit Co. LLC
3.375%, 11/13/25 1,600,000 1,526,583
General Motors Financial Co., Inc.
3.600%, 06/21/30 654,000 581,826
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 885,000 806,589
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lear Corp.
4.250%, 05/15/29 100,000 94,012
Total 6,194,774
Banking 1.6%
Ally Financial, Inc.
5.750%, 11/20/25 167,000 168,966
Banco Santander SA
2.749%, 12/03/30 400,000 319,285
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 473,777
Bank of America Corp.
2.482%, (US 5 Year CMT T-Note +
1.200%), 09/21/36
(b)
800,000 647,190
Barclays PLC
2.894%, (US 1 Year CMT T-Note +
1.300%), 11/24/32
(b)
500,000 410,330
Capital One Financial Corp.
2.359%, (SOFRRATE + 1.337%),
07/29/32
(b)
500,000 395,552
3.750%, 07/28/26 204,000 200,280
Citizens Financial Group, Inc.
2.638%, 09/30/32 288,000 237,917
3.250%, 04/30/30 100,000 91,981
Deutsche Bank AG
4.500%, 04/01/25 275,000 268,417
Deutsche Bank AG/New York NY
3.035%, (SOFRRATE + 1.718%),
05/28/32
(b)
750,000 614,773
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
1,200,000 934,175
Discover Bank
Series BKNT, 4.650%, 09/13/28 400,000 390,429
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(b)
500,000 508,390
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
500,000 473,909
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
198,000 156,095
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
375,000 364,138
KeyCorp
Series MTN, 2.250%, 04/06/27 202,000 187,032
Series MTN, 2.550%, 10/01/29 138,000 123,167
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
948,000 763,489
5.297%, (SOFRRATE + 2.620%),
04/20/37
(b)
508,000 512,864
NatWest Group PLC
3.032%, (US 5 Year CMT T-Note +
2.350%), 11/28/35
(b)
500,000 407,035
Santander Holdings USA, Inc.
4.400%, 07/13/27 107,000 104,595
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 216,000 177,449
3.202%, 09/17/29 90,000 81,668
SVB Financial Group
1.800%, 02/02/31 64,000 50,306

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
2 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.125%, 06/05/30 200,000 176,406
Synchrony Financial
5.150%, 03/19/29 265,000 256,317
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
1,652,000 1,369,384
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(a),(b)
400,000 373,906
Westpac Banking Corp.
2.668%, (US 5 Year CMT T-Note +
1.750%), 11/15/35
(b)
339,000 276,930
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
190,000 184,929
Total 11,701,081
Brokerage/Asset Managers/Exchanges 0.5%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 91,993
CI Financial Corp.
3.200%, 12/17/30 440,000 346,324
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
645,000 417,611
3.625%, 10/01/31
(a)
650,000 386,377
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
600,000 502,588
Jefferies Group LLC
2.750%, 10/15/32 150,000 118,139
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 278,000 283,735
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
800,000 743,849
Nasdaq, Inc.
1.650%, 01/15/31 180,000 148,669
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 253,270
3.103%, 01/16/30 200,000 174,238
Stifel Financial Corp.
4.000%, 05/15/30 180,000 169,977
Total 3,636,770
Building Materials 0.5%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
907,000 777,580
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29 180,000 160,543
Martin Marietta Materials, Inc.
2.400%, 07/15/31 500,000 423,990
Masco Corp.
2.000%, 02/15/31 345,000 280,202
Owens Corning
3.875%, 06/01/30 200,000 188,213
Standard Industries, Inc.
3.375%, 01/15/31
(a)
939,000 765,665
4.375%, 07/15/30
(a)
925,000 805,879
Vulcan Materials Co.
3.500%, 06/01/30 316,000 294,399
Total 3,696,471
Cable and Satellite 2.7%
Altice Financing SA
5.000%, 01/15/28
(a)
1,680,000 1,473,172
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
2,690,000 2,446,777
5.125%, 05/01/27
(a)
1,332,000 1,307,007
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 814,000 687,586
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,080,000 1,055,958
CSC Holdings LLC
4.500%, 11/15/31
(a)
2,000,000 1,701,318
6.500%, 02/01/29
(a)
270,000 260,899
DISH DBS Corp.
5.250%, 12/01/26
(a)
1,620,000 1,388,026
5.750%, 12/01/28
(a)
2,124,000 1,722,503
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,500,000 1,386,131
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
516,000 505,063
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
510,000 471,990
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
1,611,000 1,596,728
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 180,458
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
800,000 707,964
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
940,000 890,475
VZ Secured Financing BV
5.000%, 01/15/32
(a)
775,000 691,866
Ziggo BV
4.875%, 01/15/30
(a)
1,000,000 924,693
Total 19,398,614
Chemicals 0.4%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
1,076,000 1,037,516
Dow Chemical Co. (The)
4.800%, 11/30/28 145,000 150,130
FMC Corp.
3.450%, 10/01/29 310,000 290,978
Huntsman International LLC
2.950%, 06/15/31 50,000 42,458
LYB International Finance III LLC
2.250%, 10/01/30 100,000 85,366
NewMarket Corp.
2.700%, 03/18/31 55,000 46,394
Nutrien Ltd.
2.950%, 05/13/30 160,000 146,584
Sherwin-Williams Co. (The)
2.950%, 08/15/29 185,000 171,237
Tronox, Inc.
4.625%, 03/15/29
(a)
725,000 628,743
Westlake Corp.
3.375%, 06/15/30 114,000 105,283
Total 2,704,689
Construction Machinery 0.5%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
1,080,000 941,862
SRM Escrow Issuer LLC
6.000%, 11/01/28
(a)
714,000 663,736
United Rentals North America, Inc.
3.875%, 02/15/31 1,060,000 966,552
4.875%, 01/15/28 1,059,000 1,057,707
Total 3,629,857

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Consumer Cyclical Services 1.0%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
656,000 588,156
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
372,000 360,802
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
1,800,000 1,601,150
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 427,071
Block Financial LLC
2.500%, 07/15/28 90,000 80,162
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
824,000 727,867
eBay, Inc.
2.600%, 05/10/31 480,000 413,444
2.700%, 03/11/30 50,000 44,149
Expedia Group, Inc.
2.950%, 03/15/31 50,000 41,245
4.625%, 08/01/27 504,000 497,813
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
1,132,000 1,032,159
5.750%, 04/15/26
(a)
459,000 466,267
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.250%, 04/15/30
(a)
408,000 328,296
Service Corp International
3.375%, 08/15/30 760,000 675,595
Total 7,284,176
Consumer Products 0.2%
GSK Consumer Healthcare Capital US LLC
3.625%, 03/24/32
(a)
1,000,000 969,316
Hasbro, Inc.
3.900%, 11/19/29 376,000 356,729
Newell Brands, Inc.
4.450%, 04/01/26 19,000 18,769
Whirlpool Corp.
2.400%, 05/15/31 60,000 51,609
4.750%, 02/26/29 63,000 64,439
Total 1,460,862
Diversified Manufacturing 0.8%
Carlisle Cos., Inc.
2.750%, 03/01/30 500,000 435,779
3.750%, 12/01/27 4,000 3,873
Carrier Global Corp.
2.722%, 02/15/30 605,000 543,505
Dover Corp.
2.950%, 11/04/29 80,000 73,540
Flowserve Corp.
3.500%, 10/01/30 128,000 110,520
Johnson Controls International PLC
3.900%, 02/14/26 73,000 73,543
Raytheon Technologies Corp.
4.125%, 11/16/28 576,000 585,090
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 185,372
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,094,000 1,049,394
Vertiv Group Corp.
4.125%, 11/15/28
(a)
600,000 531,907
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
360,000 372,390
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.250%, 06/15/28
(a)
1,517,000 1,582,089
Xylem, Inc.
1.950%, 01/30/28 240,000 216,880
2.250%, 01/30/31 160,000 137,665
Total 5,901,547
Electric 1.9%
AES Corp. (The)
2.450%, 01/15/31 100,000 84,564
Ameren Corp.
3.500%, 01/15/31 160,000 152,134
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 85,210
Avangrid, Inc.
3.800%, 06/01/29 164,000 156,926
Calpine Corp.
4.500%, 02/15/28
(a)
751,000 727,946
5.125%, 03/15/28
(a)
820,000 770,891
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
1,185,000 1,039,187
4.750%, 03/15/28
(a)
126,000 122,294
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 222,275
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 431,679
4.250%, 06/01/28 188,000 190,179
DTE Energy Co.
Series C, 3.400%, 06/15/29 291,000 274,889
Duke Energy Corp.
2.450%, 06/01/30 591,000 521,368
Edison International
5.750%, 06/15/27 63,000 65,340
Entergy Corp.
2.400%, 06/15/31 380,000 320,946
Evergy, Inc.
2.900%, 09/15/29 180,000 163,114
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 406,537
Exelon Corp.
4.050%, 04/15/30 240,000 239,275
IPALCO Enterprises, Inc.
4.250%, 05/01/30 140,000 133,312
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 500,000 449,106
2.250%, 06/01/30 520,000 457,661
NRG Energy, Inc.
3.625%, 02/15/31
(a)
664,000 562,983
3.875%, 02/15/32
(a)
922,000 786,091
Pacific Gas and Electric Co.
2.500%, 02/01/31 1,330,000 1,062,884
4.550%, 07/01/30 70,000 64,634
PG&E Corp.
5.000%, 07/01/28 130,000 118,622
5.250%, 07/01/30 1,020,000 918,027
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 165,587
Puget Energy, Inc.
4.100%, 06/15/30 240,000 227,584
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 524,261

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
4 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 806,098
5.625%, 02/15/27
(a)
797,000 799,245
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 168,312
Xcel Energy, Inc.
2.600%, 12/01/29 710,000 641,580
Total 13,860,741
Environmental 0.2%
Republic Services, Inc.
1.750%, 02/15/32 150,000 123,235
2.375%, 03/15/33 500,000 428,834
Waste Connections, Inc.
4.250%, 12/01/28 367,000 371,807
Waste Management, Inc.
1.150%, 03/15/28 500,000 437,910
1.500%, 03/15/31 131,000 109,436
Total 1,471,222
Finance Companies 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 1,950,000 1,635,393
Air Lease Corp.
2.875%, 01/15/32 500,000 411,585
Series GMTN, 3.750%, 06/01/26 400,000 383,455
Aon Corp.
2.800%, 05/15/30 400,000 362,158
Ares Capital Corp.
3.875%, 01/15/26 190,000 179,087
Blackstone Secured Lending Fund
2.125%, 02/15/27 444,000 374,071
2.850%, 09/30/28 150,000 120,171
First American Financial Corp.
4.000%, 05/15/30 280,000 258,116
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/25
(a)
1,000,000 995,465
GATX Corp.
4.700%, 04/01/29 86,000 86,308
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
1,274,837 981,426
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 367,175
Oaktree Specialty Lending Corp.
2.700%, 01/15/27 150,000 131,414
OneMain Finance Corp.
7.125%, 03/15/26 1,811,000 1,764,456
Owl Rock Capital Corp.
2.625%, 01/15/27 380,000 324,819
3.400%, 07/15/26 68,000 61,193
Owl Rock Capital Corp. III
3.125%, 04/13/27
(a)
100,000 85,801
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
1,020,000 930,737
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
476,000 392,547
Total 9,845,377
Food and Beverage 1.0%
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 634,000 623,042
Aramark Services, Inc.
5.000%, 02/01/28
(a)
1,533,000 1,496,818
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Campbell Soup Co.
2.375%, 04/24/30 49,000 42,842
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 391,784
Constellation Brands, Inc.
3.150%, 08/01/29 369,000 344,253
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 101,935
General Mills, Inc.
4.200%, 04/17/28 30,000 30,785
Ingredion, Inc.
2.900%, 06/01/30 55,000 49,728
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
74,000 71,967
JM Smucker Co. (The)
2.375%, 03/15/30 120,000 105,563
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 500,000 493,825
Kraft Heinz Foods Co.
3.750%, 04/01/30 550,000 529,981
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
580,000 542,089
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 37,427
2.500%, 04/15/30 372,000 328,864
Mondelez International, Inc.
2.750%, 04/13/30 187,000 170,851
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
100,000 88,863
5.500%, 10/15/27
(a)
1,017,000 1,005,597
Sysco Corp.
5.950%, 04/01/30 352,000 386,528
US Foods, Inc.
6.250%, 04/15/25
(a)
612,000 623,337
Total 7,466,079
Foreign Agencies 5.2%
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 1,846,000 1,475,867
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 300,000 284,404
Series REGS, 4.848%, 09/26/28 3,350,000 3,382,212
Ecopetrol SA
4.625%, 11/02/31 6,500,000 5,342,029
6.875%, 04/29/30 766,000 731,073
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,700,000 1,407,423
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 607,642
Indian Railway Finance Corp. Ltd.
Series REGS, 2.800%, 02/10/31 1,000,000 836,064
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 1,420,000 1,355,505
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 895,466
Series REGS, 5.375%, 04/24/30 1,830,000 1,676,331
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 927,285
Series REGS, 3.650%, 07/30/29 732,000 688,684
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 360,000 349,784
Series REGS, 5.450%, 05/21/28 2,700,000 2,756,850

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Petrobras Global Finance BV
5.600%, 01/03/31 4,598,000 4,520,802
Petroleos Mexicanos
5.950%, 01/28/31 1,220,000 947,016
6.625%, 06/15/35 5,500,000 4,027,815
6.700%, 02/16/32 4,321,000 3,461,552
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 614,000 552,673
4.500%, 06/18/29 2,000,000 1,887,238
Total 38,113,715
Gaming 1.4%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
2,340,000 2,337,018
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
675,000 674,952
CDI Escrow Issuer, Inc.
5.750%, 04/01/30
(a)
1,000,000 978,726
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 201,000 181,501
Las Vegas Sands Corp.
3.200%, 08/08/24 500,000 485,478
3.500%, 08/18/26 1,500,000 1,406,018
3.900%, 08/08/29 87,000 77,898
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
1,400,000 954,895
Sands China Ltd.
5.400%, 08/08/28 300,000 269,079
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
1,000,000 506,954
VICI Properties LP
5.125%, 05/15/32 500,000 498,156
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
64,000 60,437
4.625%, 12/01/29
(a)
80,000 76,293
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
240,000 222,586
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
1,638,000 1,253,636
5.625%, 08/26/28
(a)
200,000 156,075
Total 10,139,702
Health Care 2.7%
Agilent Technologies, Inc.
2.300%, 03/12/31 290,000 248,154
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 177,804
Baxter International, Inc.
2.539%, 02/01/32 500,000 433,903
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 255,092
Boston Scientific Corp.
2.650%, 06/01/30 270,000 246,046
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
2,374,000 2,109,872
8.000%, 03/15/26
(a)
480,000 458,285
Cigna Corp.
2.400%, 03/15/30 240,000 214,913
4.375%, 10/15/28 510,000 520,503
CommonSpirit Health
2.782%, 10/01/30 138,000 120,657
3.347%, 10/01/29 120,000 111,219
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CVS Health Corp.
3.250%, 08/15/29 700,000 661,839
DaVita, Inc.
3.750%, 02/15/31
(a)
1,962,000 1,500,984
4.625%, 06/01/30
(a)
1,132,000 931,102
DH Europe Finance II Sarl
2.600%, 11/15/29 500,000 464,915
HCA, Inc.
3.500%, 09/01/30 1,186,000 1,080,972
Hologic, Inc.
3.250%, 02/15/29
(a)
944,000 857,185
IQVIA, Inc.
5.000%, 05/15/27
(a)
900,000 901,312
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 70,021
3.600%, 09/01/27 190,000 188,331
Medline Borrower LP
3.875%, 04/01/29
(a)
3,282,000 2,963,144
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 159,746
PerkinElmer, Inc.
3.300%, 09/15/29 400,000 369,110
Prime Healthcare Services, Inc.
7.250%, 11/01/25
(a)
148,000 129,728
Quest Diagnostics, Inc.
2.800%, 06/30/31 500,000 446,476
Sabra Health Care LP
3.900%, 10/15/29 200,000 180,223
Smith & Nephew PLC
2.032%, 10/14/30 376,000 310,255
Stryker Corp.
1.950%, 06/15/30 610,000 525,646
Tenet Healthcare Corp.
4.875%, 01/01/26
(a)
752,000 740,780
6.125%, 06/15/30
(a)
515,000 520,623
6.250%, 02/01/27
(a)
1,410,000 1,423,807
Universal Health Services, Inc.
2.650%, 10/15/30
(a)
200,000 164,750
Total 19,487,397
Healthcare Insurance 0.6%
Centene Corp.
4.250%, 12/15/27 601,000 591,110
4.625%, 12/15/29 3,267,000 3,223,312
Elevance Health, Inc.
2.550%, 03/15/31 500,000 448,703
Humana, Inc.
2.150%, 02/03/32 500,000 422,992
Total 4,686,117
Healthcare REIT 0.4%
Healthcare Realty Holdings LP
2.400%, 03/15/30 256,000 217,070
3.100%, 02/15/30 256,000 226,149
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 136,350
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 1,000,000 862,548
4.625%, 08/01/29 245,000 229,708
5.000%, 10/15/27 269,000 258,926
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 86,812
3.625%, 10/01/29 276,000 240,406

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
6 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Physicians Realty LP
2.625%, 11/01/31 150,000 125,081
Ventas Realty LP
3.000%, 01/15/30 260,000 232,405
4.400%, 01/15/29 97,000 95,578
Welltower, Inc.
2.800%, 06/01/31 500,000 435,486
Total 3,146,519
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 85,881
NVR, Inc.
3.000%, 05/15/30 90,000 80,995
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.750%, 01/15/29
(a)
400,000 326,488
Total 493,364
Independent Energy 1.7%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 43,052
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
520,000 538,541
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,485,000 1,396,353
6.750%, 03/01/29
(a)
84,000 83,150
ConocoPhillips
4.300%, 08/15/28 246,000 253,316
Coterra Energy, Inc.
4.375%, 03/15/29
(a)
230,000 229,956
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
655,000 653,588
Devon Energy Corp.
4.500%, 01/15/30 422,000 413,582
Diamondback Energy, Inc.
3.500%, 12/01/29 456,000 430,034
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
767,000 774,527
EQT Corp.
7.000%, 02/01/30 240,000 262,899
Matador Resources Co.
5.875%, 09/15/26 505,000 513,001
MEG Energy Corp.
7.125%, 02/01/27
(a)
871,000 903,077
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 192,266
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,439,000 1,361,573
Occidental Petroleum Corp.
3.500%, 08/15/29 281,000 265,620
6.625%, 09/01/30 1,600,000 1,775,029
Pioneer Natural Resources Co.
2.150%, 01/15/31 640,000 547,286
Southwestern Energy Co.
4.750%, 02/01/32 2,000,000 1,865,754
Total 12,502,604
Industy 0.1%
Otis Worldwide Corp.
2.565%, 02/15/30 556,000 497,713
Integrated Energy 0.0%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
320,000 312,475
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Leisure 1.0%
Carnival Corp.
5.750%, 03/01/27
(a)
4,043,000 3,204,268
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
620,000 624,488
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 259,068
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
890,000 914,495
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
1,096,000 825,323
10.875%, 06/01/23
(a)
402,000 411,165
11.500%, 06/01/25
(a)
780,000 833,375
Total 7,072,182
Life Insurance 0.1%
Athene Holding Ltd.
3.500%, 01/15/31 360,000 315,170
6.150%, 04/03/30 192,000 198,906
Globe Life, Inc.
2.150%, 08/15/30 200,000 166,782
Total 680,858
Lodging 0.4%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 180,330
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
2,055,000 1,772,437
Hyatt Hotels Corp.
4.375%, 09/15/28 66,000 63,813
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 614,000 602,262
Total 2,618,842
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 73,574
Media and Entertainment 2.3%
Activision Blizzard, Inc.
1.350%, 09/15/30 271,000 225,979
AMC Networks, Inc.
4.250%, 02/15/29 820,000 728,008
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
1,007,000 934,884
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 202,509
Fox Corp.
3.500%, 04/08/30 436,000 409,433
4.709%, 01/25/29 196,000 199,364
Gray Escrow II, Inc.
5.375%, 11/15/31
(a)
1,000,000 889,695
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 140,000 117,995
4.750%, 03/30/30 90,000 90,419
Magallanes, Inc.
4.279%, 03/15/32
(a)
1,600,000 1,492,790
Netflix, Inc.
4.875%, 04/15/28 28,000 27,771
5.875%, 11/15/28 3,051,000 3,149,145
News Corp.
3.875%, 05/15/29
(a)
664,000 613,096
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
1,970,000 1,835,261

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28
(a)
885,000 867,147
Paramount Global
4.950%, 01/15/31 718,000 703,468
RELX Capital, Inc.
3.000%, 05/22/30 290,000 269,790
ROBLOX Corp.
3.875%, 05/01/30
(a)
800,000 705,225
TEGNA, Inc.
4.625%, 03/15/28 405,000 396,014
5.000%, 09/15/29 1,125,000 1,100,709
Twitter, Inc.
5.000%, 03/01/30
(a)
500,000 484,449
Univision Communications, Inc.
4.500%, 05/01/29
(a)
1,201,000 1,086,611
6.625%, 06/01/27
(a)
530,000 533,203
Total 17,062,965
Media Cable 0.6%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
2,620,000 2,447,815
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
840,000 735,452
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,016,000 943,561
Total 4,126,828
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
754,000 778,376
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
1,174,000 1,021,039
Freeport-McMoRan, Inc.
4.625%, 08/01/30 346,000 331,852
Newmont Corp.
2.250%, 10/01/30 617,000 527,852
Novelis Corp.
4.750%, 01/30/30
(a)
1,260,000 1,165,280
Nucor Corp.
2.700%, 06/01/30 274,000 244,768
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 82,932
Steel Dynamics, Inc.
3.250%, 01/15/31 334,000 297,503
3.450%, 04/15/30 70,000 64,027
Vale Overseas Ltd.
3.750%, 07/08/30 684,000 622,380
Total 5,136,009
Midstream 2.4%
Boardwalk Pipelines LP
3.400%, 02/15/31 300,000 264,846
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 302,000 283,166
Cheniere Energy Partners LP
4.000%, 03/01/31 1,760,000 1,630,334
4.500%, 10/01/29 219,000 209,911
Cheniere Energy, Inc.
4.625%, 10/15/28 1,480,000 1,443,177
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 710,442
DCP Midstream Operating LP
5.375%, 07/15/25 505,000 516,454
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
DT Midstream, Inc.
4.125%, 06/15/29
(a)
984,000 906,471
4.375%, 06/15/31
(a)
400,000 361,425
Enbridge, Inc.
3.125%, 11/15/29 472,000 441,243
Energy Transfer LP
5.250%, 04/15/29 284,000 289,359
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
654,000 592,349
6.500%, 07/01/27
(a)
1,084,000 1,083,427
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 368,000 360,479
ITT Holdings LLC
6.500%, 08/01/29
(a)
278,000 239,227
Kinder Morgan, Inc.
2.000%, 02/15/31 260,000 215,378
Kinetik Holdings LP
5.875%, 06/15/30
(a)
650,000 659,456
MPLX LP
2.650%, 08/15/30 272,000 236,116
4.125%, 03/01/27 31,000 30,734
National Fuel Gas Co.
2.950%, 03/01/31 300,000 251,637
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
1,744,000 1,592,168
ONEOK, Inc.
4.350%, 03/15/29 8,000 7,739
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 185,000 167,236
3.800%, 09/15/30 500,000 454,711
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 340,000 337,138
5.000%, 03/15/27 116,000 118,199
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 468,000 418,066
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 498,372
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
400,000 370,419
4.125%, 08/15/31
(a)
1,130,000 1,044,348
Western Midstream Operating LP
3.350%, 02/01/25 912,000 895,057
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 416,761
3.500%, 11/15/30 300,000 279,493
Total 17,325,338
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 184,000 180,814
3.600%, 05/01/30 240,000 228,416
Sempra Energy
3.400%, 02/01/28 247,000 240,702
Total 649,932
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 599,000 531,734
Corporate Office Properties LP
2.000%, 01/15/29 548,000 447,944
Highwoods Realty LP
2.600%, 02/01/31 136,000 113,464

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
8 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kilroy Realty LP
3.050%, 02/15/30 228,000 201,101
Office Properties Income Trust
2.400%, 02/01/27 81,000 64,801
Piedmont Operating Partnership LP
3.150%, 08/15/30 298,000 253,040
Total 1,612,084
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 300,000 273,161
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 757,000 728,618
6.250%, 05/15/26 899,000 895,325
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
710,000 623,141
Total 2,247,084
Other Industry 0.1%
AECOM
5.125%, 03/15/27 115,000 116,717
II-VI, Inc.
5.000%, 12/15/29
(a)
860,000 825,845
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 99,702
Total 1,042,264
Other REIT 0.6%
American Campus Communities Operating Partnership LP
3.875%, 01/30/31 174,000 175,247
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 55,837
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 368,522
CubeSmart LP
2.000%, 02/15/31 98,000 80,248
4.375%, 02/15/29 260,000 257,124
Digital Realty Trust LP
3.600%, 07/01/29 146,000 137,633
Duke Realty LP
1.750%, 02/01/31 198,000 165,245
EPR Properties
3.750%, 08/15/29 222,000 191,678
Extra Space Storage LP
2.550%, 06/01/31 240,000 203,568
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
1,047,000 922,294
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 408,000 358,099
Life Storage LP
2.200%, 10/15/30 240,000 198,090
LXP Industrial Trust
2.700%, 09/15/30 236,000 197,222
Safehold Operating Partnership LP
2.800%, 06/15/31 380,000 315,974
Service Properties Trust
4.350%, 10/01/24 596,000 534,227
WP Carey, Inc.
2.400%, 02/01/31 300,000 252,149
Total 4,413,157
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Utility 0.1%
American Water Capital Corp.
3.750%, 09/01/28 145,000 144,819
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 267,422
Total 412,241
Packaging 0.7%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 220,735
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
1,200,000 1,038,150
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 722,228
Avery Dennison Corp.
2.650%, 04/30/30 444,000 386,630
Ball Corp.
2.875%, 08/15/30 308,000 267,101
3.125%, 09/15/31 1,000,000 875,590
5.250%, 07/01/25 81,000 81,954
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 395,000 391,950
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
29,000 28,831
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
740,000 653,283
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 197,399
Total 4,863,851
Paper 0.2%
Mercer International, Inc.
5.125%, 02/01/29 612,000 573,336
Packaging Corp. of America
3.000%, 12/15/29 208,000 191,290
Rayonier LP
2.750%, 05/17/31 150,000 129,087
Suzano Austria GmbH
3.750%, 01/15/31 580,000 507,597
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 85,558
WRKCo, Inc.
3.000%, 06/15/33 280,000 245,376
Total 1,732,244
Pharmaceuticals 1.4%
AbbVie, Inc.
3.200%, 11/21/29 1,869,000 1,781,500
Amgen, Inc.
2.200%, 02/21/27 490,000 464,863
Bausch Health Americas, Inc.
8.500%, 01/31/27
(a)
195,000 123,152
Bausch Health Cos., Inc.
5.500%, 11/01/25
(a)
1,871,000 1,677,911
Biogen, Inc.
2.250%, 05/01/30 295,000 252,045
Gilead Sciences, Inc.
1.200%, 10/01/27 460,000 409,167
1.650%, 10/01/30 60,000 51,275
Jazz Securities DAC
4.375%, 01/15/29
(a)
1,000,000 962,651
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
800,000 759,083

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.125%, 04/30/31
(a)
1,840,000 1,723,815
Royalty Pharma PLC
2.200%, 09/02/30 100,000 84,449
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 1,200,000 1,040,834
5.000%, 11/26/28 200,000 209,245
Viatris, Inc.
2.700%, 06/22/30 568,000 465,615
Zoetis, Inc.
2.000%, 05/15/30 28,000 24,428
Total 10,030,033
Property & Casualty 0.3%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 161,047
Assurant, Inc.
2.650%, 01/15/32 40,000 32,372
Brown & Brown, Inc.
2.375%, 03/15/31 300,000 246,855
Enstar Group Ltd.
3.100%, 09/01/31 365,000 293,392
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 267,120
Fidelity National Financial, Inc.
2.450%, 03/15/31 160,000 130,987
3.400%, 06/15/30 260,000 233,610
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 66,851
Markel Corp.
3.350%, 09/17/29 330,000 309,427
Willis North America, Inc.
4.500%, 09/15/28 381,000 380,739
Total 2,122,400
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 449,247
CSX Corp.
3.250%, 06/01/27 197,000 195,319
Norfolk Southern Corp.
2.550%, 11/01/29 340,000 314,681
Total 959,247
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 505,000 415,878
Refining 0.1%
Marathon Petroleum Corp.
3.800%, 04/01/28 10,000 9,665
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 489,217
Phillips 66 Co.
3.150%, 12/15/29
(a)
120,000 110,645
Valero Energy Corp.
4.350%, 06/01/28 227,000 227,937
Total 837,464
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
470,000 442,334
4.000%, 10/15/30
(a)
2,457,000 2,144,185
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 558,000 519,721
Starbucks Corp.
2.550%, 11/15/30 620,000 553,884
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Yum! Brands, Inc.
3.625%, 03/15/31 890,000 793,776
4.625%, 01/31/32 493,000 463,865
Total 4,917,765
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 364,000 297,815
Retail REIT 0.3%
Agree LP
2.900%, 10/01/30 90,000 78,595
Brixmor Operating Partnership LP
4.050%, 07/01/30 360,000 332,615
4.125%, 05/15/29 110,000 103,958
Federal Realty OP LP
3.500%, 06/01/30 300,000 277,387
Kimco Realty Corp.
2.700%, 10/01/30 29,000 25,448
Kite Realty Group Trust
4.750%, 09/15/30 195,000 184,218
Regency Centers LP
3.700%, 06/15/30 342,000 320,058
Spirit Realty LP
3.200%, 02/15/31 400,000 343,887
STORE Capital Corp.
2.750%, 11/18/30 240,000 202,069
Total 1,868,235
Retailers 0.8%
Advance Auto Parts, Inc.
3.900%, 04/15/30 234,000 219,662
AutoNation, Inc.
4.750%, 06/01/30 120,000 115,687
AutoZone, Inc.
4.000%, 04/15/30 360,000 354,926
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
776,000 751,341
Best Buy Co., Inc.
1.950%, 10/01/30 380,000 314,913
Dollar General Corp.
3.500%, 04/03/30 240,000 229,654
3.875%, 04/15/27 37,000 37,335
Dollar Tree, Inc.
4.000%, 05/15/25 214,000 215,454
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
600,000 505,094
Lowe's Cos., Inc.
2.625%, 04/01/31 365,000 326,298
3.650%, 04/05/29 449,000 439,113
Michaels Cos., Inc. (The)
5.250%, 05/01/28
(a)
420,000 349,623
O'Reilly Automotive, Inc.
4.200%, 04/01/30 320,000 319,070
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,500,000 1,420,824
Ross Stores, Inc.
1.875%, 04/15/31 150,000 124,826
Total 5,723,820
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,512,000 1,312,963
4.625%, 01/15/27
(a)
247,000 234,443

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
10 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kroger Co. (The)
3.700%, 08/01/27 199,000 198,463
Total 1,745,869
Technology 3.8%
Amdocs Ltd.
2.538%, 06/15/30 160,000 139,217
Amphenol Corp.
2.800%, 02/15/30 416,000 378,184
Autodesk, Inc.
2.850%, 01/15/30 120,000 109,052
Avaya, Inc.
6.125%, 09/15/28
(a)
20,000 9,457
Avnet, Inc.
3.000%, 05/15/31 45,000 37,802
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
700,000 648,111
Block, Inc.
3.500%, 06/01/31 1,618,000 1,403,861
Broadcom, Inc.
3.137%, 11/15/35
(a)
500,000 402,647
3.469%, 04/15/34
(a)
1,150,000 984,020
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 170,000 148,064
2.900%, 12/01/29 180,000 162,788
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 600,000 521,017
CGI, Inc.
2.300%, 09/14/31 300,000 247,603
Citrix Systems, Inc.
3.300%, 03/01/30 145,000 143,648
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
240,000 218,512
CommScope, Inc.
4.750%, 09/01/29
(a)
1,500,000 1,303,267
6.000%, 03/01/26
(a)
473,000 460,064
Dell International LLC / EMC Corp.
5.300%, 10/01/29 500,000 506,771
Equinix, Inc.
2.150%, 07/15/30 656,000 555,761
3.200%, 11/18/29 38,000 35,060
Fidelity National Information Services, Inc.
2.250%, 03/01/31 740,000 625,838
Flex Ltd.
4.875%, 06/15/29 144,000 140,766
Fortinet, Inc.
2.200%, 03/15/31 220,000 183,239
Global Payments, Inc.
3.200%, 08/15/29 926,000 826,176
GoTo Group, Inc.
5.500%, 09/01/27
(a)
1,269,000 931,933
HP, Inc.
2.650%, 06/17/31 696,000 577,259
Imola Merger Corp.
4.750%, 05/15/29
(a)
1,346,000 1,258,629
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 237,027
5.250%, 07/15/30
(a)
1,433,000 1,335,511
Jabil, Inc.
3.000%, 01/15/31 250,000 216,881
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 113,180
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Keysight Technologies, Inc.
3.000%, 10/30/29 330,000 301,808
Kyndryl Holdings, Inc.
2.700%, 10/15/28
(a)
150,000 120,254
3.150%, 10/15/31
(a)
292,000 218,184
Leidos, Inc.
2.300%, 02/15/31 500,000 413,229
Marvell Technology, Inc.
2.950%, 04/15/31 200,000 172,927
Micron Technology, Inc.
4.185%, 02/15/27 76,000 75,914
4.663%, 02/15/30 330,000 324,109
Motorola Solutions, Inc.
4.600%, 05/23/29 496,000 489,110
MSCI, Inc.
3.875%, 02/15/31
(a)
778,000 717,560
4.000%, 11/15/29
(a)
478,000 450,785
NCR Corp.
5.125%, 04/15/29
(a)
735,000 706,404
NetApp, Inc.
2.700%, 06/22/30 380,000 334,554
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 510,000 465,240
Open Text Corp.
3.875%, 02/15/28
(a)
796,000 737,362
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
611,000 564,988
Oracle Corp.
2.875%, 03/25/31 1,808,000 1,557,541
Qorvo, Inc.
4.375%, 10/15/29 134,000 124,703
Rakuten Group, Inc.
6.250%, (US 5 Year CMT T-Note +
4.956%), 10/22/70
(a),(b)
600,000 488,591
S&P Global, Inc.
4.250%, 05/01/29
(a)
151,000 154,513
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
670,000 664,351
Sensata Technologies BV
4.000%, 04/15/29
(a)
600,000 546,140
ServiceNow, Inc.
1.400%, 09/01/30 488,000 397,753
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,337,000 1,316,587
VMware, Inc.
2.200%, 08/15/31 626,000 509,610
Vontier Corp.
2.950%, 04/01/31 900,000 711,193
Western Union Co. (The)
2.750%, 03/15/31 160,000 135,101
Total 27,559,856
Tobacco 0.2%
Altria Group, Inc.
4.800%, 02/14/29 390,000 389,203
BAT Capital Corp.
2.259%, 03/25/28 635,000 545,040
Vector Group Ltd.
5.750%, 02/01/29
(a)
410,000 372,263
Total 1,306,506

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 500,000 438,867
3.400%, 02/15/28 18,000 17,645
GXO Logistics, Inc.
2.650%, 07/15/31 190,000 147,688
XPO Logistics, Inc.
6.250%, 05/01/25
(a)
46,000 46,611
Total 650,811
Wireless 1.8%
Altice Financing SA
5.750%, 08/15/29
(a)
500,000 437,425
Altice France SA
5.500%, 10/15/29
(a)
2,600,000 2,246,249
American Tower Corp.
1.875%, 10/15/30 250,000 204,119
3.800%, 08/15/29 19,000 18,155
Crown Castle International Corp.
2.100%, 04/01/31 400,000 333,600
SBA Communications Corp.
3.125%, 02/01/29 1,640,000 1,435,582
3.875%, 02/15/27 327,000 311,966
Sprint Corp.
7.625%, 03/01/26 1,168,000 1,280,925
T-Mobile USA, Inc.
3.875%, 04/15/30 2,479,000 2,384,063
4.750%, 02/01/28 1,720,000 1,717,247
VEON Holdings BV
3.375%, 11/25/27
(a)
1,028,000 469,530
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
730,000 666,862
VMware, Inc.
4.700%, 05/15/30 208,000 204,407
Vodafone Group PLC
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(b)
1,298,000 1,363,622
Total 13,073,752
Wirelines 1.7%
AT&T, Inc.
2.550%, 12/01/33 1,035,000 876,310
4.300%, 02/15/30 495,000 496,357
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
620,000 582,335
5.875%, 10/15/27
(a)
1,450,000 1,428,120
Iliad Holding SASU
7.000%, 10/15/28
(a)
1,500,000 1,440,770
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
1,020,000 893,708
4.625%, 09/15/27
(a)
230,000 211,007
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
1,120,000 1,039,778
5.125%, 12/15/26
(a)
255,000 232,193
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,355,000 1,363,143
Verizon Communications, Inc.
2.355%, 03/15/32 2,180,000 1,882,080
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/28
(a)
1,120,000 1,002,254
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
834,000 730,487
Total 12,178,542
Total Corporate Bonds
(Cost $402,463,531) 361,340,512
Foreign Government Obligations
(d) ,(e)
24 .4%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 191,000 135,984
Series 160, 1.000%, 12/21/30 AUD 4,049,000 2,404,412
Series 163, 1.000%, 11/21/31 AUD 6,777,000 3,949,203
Series 155, 2.500%, 05/21/30 AUD 336,000 226,760
Brazilian Government International Bond
4.625%, 01/13/28 1,000,000 977,697
3.875%, 06/12/30 10,409,000 9,374,307
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 5,499,000 5,322,720
0.082%, 08/15/31 EUR 1,308,000 1,251,562
Canadian Government Bond
1.250%, 06/01/30 CAD 9,888,000 6,990,813
Colombia Government International Bond
4.500%, 03/15/29 1,280,000 1,158,552
3.125%, 04/15/31 7,330,000 5,789,459
Dominican Republic International Bond
Series REGS, 4.500%, 01/30/30 1,632,000 1,408,088
Series REGS, 4.875%, 09/23/32 6,612,000 5,571,159
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 3,350,000 3,238,704
Series REGS, 3.250%, 01/15/30 307,000 276,635
French Republic Government Bond OAT
5.750%, 10/25/32 EUR 411,000 596,842
2.500%, 05/25/30 EUR 200,000 226,562
1.500%, 05/25/31 EUR 5,507,000 5,783,996
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 1,840,000 1,833,464
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 6,871,000 5,660,635
Indonesia Government International Bond
3.850%, 10/15/30 207,000 204,169
Series REGS, 8.500%, 10/12/35 2,821,000 3,652,487
Italy Buoni Poliennali Del Tesoro
5.250%, 11/01/29 EUR 663,000 798,028
6.000%, 05/01/31 EUR 4,529,000 5,772,899
Ivory Coast Government International Bond
Series REGS, 6.125%, 06/15/33 2,900,000 2,359,115
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 900,000 6,747
Series 360, 0.100%, 09/20/30 JPY 887,500,000 6,640,414
Series 359, 0.100%, 06/20/30 JPY 5,000,000 37,415
Series 362, 0.100%, 03/20/31 JPY 1,500,000 11,199
Japan Government Twenty Year Bond
Series 128, 1.900%, 06/20/31 JPY 2,000,000 17,293
Series 123, 2.100%, 12/20/30 JPY 3,000,000 26,155
Series 145, 1.700%, 06/20/33 JPY 13,500,000 116,428
Mexico Government International Bond
3.250%, 04/16/30 1,450,000 1,319,896
2.659%, 05/24/31 3,832,000 3,284,929
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 9,958,000 6,120,931
Series 0531, 1.500%, 05/15/31 NZD 1,000,000 538,328

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
12 Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 70,260,000 6,555,056
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 5,000,000 4,985,954
Series REGS, 5.625%, 01/17/28 4,083,000 4,074,705
Panama Government International Bond
6.700%, 01/26/36 4,540,000 5,017,554
2.252%, 09/29/32 3,431,000 2,742,609
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 1,600,000 1,579,869
Series REGS, 2.739%, 01/29/33 1,000,000 822,214
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 3,240,000 3,274,051
Series REGS, 4.700%, 06/06/32 200,000 206,997
Peruvian Government International Bond
8.750%, 11/21/33 1,812,000 2,365,457
2.783%, 01/23/31 6,149,000 5,421,550
3.000%, 01/15/34 1,140,000 976,953
Philippine Government International Bond
9.500%, 02/02/30 5,132,000 6,834,716
3.000%, 02/01/28 614,000 599,325
Republic of South Africa Government
International Bond
4.300%, 10/12/28 2,270,000 2,081,222
4.850%, 09/30/29 4,650,000 4,262,972
Romanian Government International Bond
Series REGS, 3.000%, 02/14/31 4,700,000 3,869,525
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,000,000 885,597
Series EMTN, 4.226%, 03/14/28 1,600,000 1,527,399
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 14,990,000 1,594,060
Series 1062, 0.125%, 05/12/31
(a)
SEK 27,560,000 2,425,400
Series 1061, 0.750%, 11/12/29
(a)
SEK 27,230,000 2,548,799
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,391,000 3,286,025
0.138%, 06/22/29 CHF 3,160,000 3,265,838
United Kingdom Gilt
4.750%, 12/07/30 GBP 721,000 1,084,372
0.875%, 10/22/29 GBP 4,991,000 5,747,989
Uruguay Government International Bond
4.375%, 10/27/27 1,832,000 1,906,253
4.375%, 01/23/31 4,918,000 5,160,199
Total Foreign Government Obligations
(Cost $204,986,659) 178,186,647
U.S. Government & Agency Obligations 14 .9%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.8%
1.500%, 08/15/52
(f)
6,450,000 5,563,125
2.000%, 08/15/52
(f)
49,990,000 45,020,291
2.500%, 08/15/52
(f)
32,920,000 30,715,446
3.000%, 08/15/52
(f)
6,500,000 6,268,437
3.500%, 08/15/52
(f)
1,729,000 1,713,299
4.000%, 08/15/52
(f)
2,045,000 2,056,663
4.500%, 08/15/52
(f)
2,210,000 2,249,711
Total 93,586,972
Federal Home Loan Mortgage Corporation 1.6%
2.500%, 08/01/50 5,742,030 5,375,326
3.000%, 01/01/50 265,978 257,623
3.000%, 02/01/50 272,926 264,747
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.000%, 08/01/50 3,985,007 3,859,642
3.500%, 08/01/47 517,384 520,906
3.500%, 08/01/49 146,606 148,043
3.500%, 09/01/49 178,629 178,694
3.500%, 10/01/49 198,453 198,464
3.500%, 11/01/49 193,881 194,177
3.500%, 02/01/50 220,047 219,779
4.000%, 08/01/49 158,153 160,692
4.000%, 09/01/49 192,538 195,658
Total 11,573,751
Federal National Mortgage Association 0.5%
3.000%, 12/01/49 252,400 244,538
3.000%, 01/01/50 331,422 321,575
3.000%, 01/01/50 262,692 254,482
3.000%, 02/01/50 257,402 249,700
3.000%, 03/01/50 269,227 260,768
3.500%, 04/01/49 53,814 53,790
3.500%, 08/01/49 153,227 153,225
3.500%, 09/01/49 283,885 283,688
3.500%, 09/01/49 171,944 171,979
3.500%, 10/01/49 182,654 182,527
3.500%, 12/01/49 205,941 205,720
3.500%, 02/01/50 206,684 206,365
4.000%, 09/01/47 222,794 227,555
4.000%, 03/01/48 412,639 421,569
4.000%, 05/01/49 45,667 46,507
Total 3,283,988
Total U.S. Government & Agency
Obligations
(Cost $105,137,588) 108,444,711
U.S. Treasury Obligations 20 .8%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 10.9%
0.708%, 12/29/22 30,000,000 29,664,870
0.970%, 09/08/22 15,000,000 14,966,478
1.132%, 10/06/22 15,000,000 14,938,027
1.825%, 03/23/23 15,000,000 14,738,155
3.074%, 06/15/23 5,000,000 4,875,608
Total 79,183,138
U.S. Treasury Bond 6.1%
2.250%, 02/15/52 8,482,000 7,147,410
2.375%, 02/15/42 15,000,000 13,052,344
2.375%, 11/15/49 30,000 25,931
2.375%, 05/15/51 1,000 864
2.875%, 05/15/52 15,484,000 14,980,770
3.250%, 05/15/42 9,548,000 9,559,935
Total 44,767,254
U.S. Treasury Note 3.8%
1.875%, 02/15/32 15,484,000 14,455,766
2.875%, 05/15/32 12,612,000 12,836,651
Total 27,292,417
Total U.S. Treasury Obligations
(Cost $151,733,432) 151,242,809

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2022 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | Third Quarter Report 2022 13
Notes to Portfolio of Investments
Money Market Funds 1 .8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
1.446%
(g)
12,869,303 12,869,303
Total Money Market Funds
(Cost $12,869,303) 12,869,303
Total Investments in Securities
(Cost $877,190,513) 812,083,982
Other Assets & Liabilities, Net (83,812,096)
Net Assets 728,271,886
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to
$183,065,200, which represents 25.14% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of July 31, 2022.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT290_10_M01_(09/22)
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